OTHER INCOME - Schedule of Other income (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
OTHER INCOME.
Government subsidy	¥ 22,113,917	$ 3,114,680	¥ 15,321,092	¥ 35,384,908
Others	8,587,934	1,209,585	36,745,626	6,526,681
Other income	¥ 30,701,851	$ 4,324,265	¥ 52,066,718	¥ 41,911,589